CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Noninterest Income
Trust, Investment and Other Servicing Fees	$ 2,169.5		$ 2,081.9		$ 2,083.8
Foreign Exchange Trading Income	324.5		382.2		445.7
Treasury Management Fees	72.1		78.1		81.8
Security Commissions and Trading Income	60.5		60.9		62.4
Other Operating Income	158.1		146.3		136.8
Investment Security Gains (Losses), net	(23.9)	[1]	(20.4)	[1]	(23.4)	[1]
Total Noninterest Income	2,760.8		2,729.0		2,787.1
Net Interest Income
Interest Income	1,408.6		1,296.7		1,406.0
Interest Expense	399.5		378.0		406.2
Net Interest Income	1,009.1		918.7		999.8
Provision for Credit Losses	55.0		160.0		215.0
Net Interest Income after Provision for Credit Losses	954.1		758.7		784.8
Noninterest Expense
Compensation	1,267.2		1,108.0		1,099.7
Employee Benefits	258.2		237.6		242.1
Outside Services	552.8		460.4		424.5
Equipment and Software	328.1		287.1		261.1
Occupancy	180.9		167.8		170.8
Visa Indemnification Benefits	(23.1)		(33.0)		(17.8)
Other Operating Expense	267.1		270.0		136.3
Total Noninterest Expense	2,831.2		2,497.9		2,316.7
Income before Income Taxes	883.7		989.8		1,255.2
Provision for Income Taxes	280.1		320.3		391.0
Net Income	603.6		669.5		864.2
Net Income Applicable to Common Stock	$ 603.6		$ 669.5		$ 753.1
PER COMMON SHARE
Net Income - Basic	$ 2.47		$ 2.74		$ 3.18
Net Income - Diluted	$ 2.47		$ 2.74		$ 3.16
Average Number of Common Shares Outstanding - Basic	241,401,310		242,028,776		235,511,879
Average Number of Common Shares Outstanding - Diluted	241,811,384		242,502,531		236,416,029

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses (1.1) $ (.8 ) $ (93.4) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (22.2) (20.4) 66.7 Other Security Gains (Losses), net (.6 ) .8 3.3 Investment Security Gains (Losses), net (23.9) $ (20.4) $ (23.4)